CONTRACTUAL COMMITMENTS AND GUARANTEES - Contractual commitments (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	R$ 4,198,740
2022
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	2,248,234
2023
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	943,935
2024
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	220,441
2025
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	171,495
2026
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	143,107
2027 onwards
Disclosure Of Maturity Analysis For Contractual Commitment [Line Items]
Total nominal values	R$ 471,528